Commitments - Leases (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2015	Mar. 30, 2014
Commitments - Leases Details
Monthly rent	$ 4,200	$ 4,500	$ 4,350